Warrant Liability (Details)		2 Months Ended	9 Months Ended
	Mar. 02, 2021 Day $ / shares shares	Dec. 31, 2020 Day $ / shares	Sep. 30, 2021 Day $ / shares shares
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.01
Mcap Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Threshold trading days for redemption of public warrants | Day	20
Warrants outstanding | shares	5,983,333
Percentage of consideration receivable by the holders in business combination	70.00%		70.00%
Class of warrant or right redemption of warrants or rights stock price trigger	$ 0.10
Threshold period for not to transfer assign or sell any shares or warrants after completion of initial business combination	30 days	30 days
Warrant [Member] | Mcap Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	20 days		20 days
Period of time within which registration statement is expected to become effective	60 days		60 days
Warrant [Member] | Mcap Acquisition Corp [Member] | Class A Common Stock
Class of Warrant or Right [Line Items]
Period of time within which registration statement is expected to become effective			60 days
Private Placement Warrants | Mcap Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares			5,983,333
Public Warrants | Mcap Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	30 days		30 days
Warrant exercise period condition two	12 months		12 months
Public Warrants expiration term	5 years		5 years
Warrants outstanding | shares	10,541,667		10,541,667
Class of warrant or right redemption of warrants or rights stock price trigger		$ 18.00
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Mcap Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00	18.00	$ 18.00
Redemption price per public warrant (in dollars per share)		$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants | Day		20	20
Threshold consecutive trading days for redemption of public warrants | Day	30	30	30
Redemption period	30 days	30 days	30 days